Accrued Pension and Severance Costs (Schedule of Fair Value of Plan Assets Measured with Levels of Inputs) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 26,785		¥ 23,207		¥ 19,995
Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,400		2,202
Japanese Plans | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	937		1,379
Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,211	[1]	6,633	[2]
Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,025	[3]	6,975	[3]
Japanese Plans | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,316	[4]	2,993	[4]
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,896		3,025
Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,337		3,581
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,400		2,202
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	937		1,379
Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,271		18,613
Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,211	[1]	6,633	[2]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,025	[3]	6,975	[3]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,139	[4]	1,980	[4]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,896		3,025
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,177		1,013
Japanese Plans | Fair Value, Inputs, Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,177	[4]	1,013	[4]
Non-Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,737		5,436		4,636
Non-Japanese Plans | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	200		208
Non-Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,949	[5]	992	[5]
Non-Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,901	[6]	2,326	[6]
Non-Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,687	[7]	1,910	[7]
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,949		992
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,949	[5]	992	[5]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,788		4,444
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	200		208
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,901	[6]	2,326	[6]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 1,687	[7]	¥ 1,910	[7]

[1]	These funds invested in listed equity securities consisting of approximately 55% Japanese listed companies and 45% foreign listed companies.
[2]	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
[3]	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.
[5]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[6]	These funds invested in listed equity securities consisting of foreign equities.
[7]	These funds invested in international bonds.